PROPERTY, PLANT AND EQUIPMENT (Details 8) - Aircraft	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under financial leases	60	50
Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model		100
Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model		200
Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model		300ER
Boeing 777 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model		300ER
Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model		200
Bandurria Leasing Limitd [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	100
Number of aircraft under financial leases	3
Bandurria Leasing Limitd [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	200
Number of aircraft under financial leases	4
Becacina Leasing LLC [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300ER
Number of aircraft under financial leases	1	1
Caiquen Leasing LLC [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300F
Number of aircraft under financial leases	1	1
Cernicalo Leasing LLC [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300F
Number of aircraft under financial leases		2
Cisne Leasing LLC [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300ER
Number of aircraft under financial leases	2	2
Codorniz Leasing Limited [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	100
Number of aircraft under financial leases		2
Conure Leasing Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	200
Number of aircraft under financial leases	2	2
Flamenco Leasing LLC [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300ER
Number of aircraft under financial leases	1	1
FLYAFI 1 S.R.L. [Member] | Boeing 777 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300ER
Number of aircraft under financial leases	1	1
FLYAFI 2 S.R.L. [Member] | Boeing 777 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300ER
Number of aircraft under financial leases	1	1
FLYAFI 3 S.R.L. [Member] | Boeing 777 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300ER
Number of aircraft under financial leases	1	1
Garza Leasing LLC [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300ER
Number of aircraft under financial leases	1	1
General Electric Capital Corporation [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	200
Number of aircraft under financial leases		3
Intraelo BETA Corpotation (KFW) [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	200
Number of aircraft under financial leases		1
Juliana Leasing Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300ER
Number of aircraft under financial leases	3
Loica Leasing Limited [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	100
Number of aircraft under financial leases	2	2
Loica Leasing Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	200
Number of aircraft under financial leases	2	2
Mirlo Leasing LLC [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300ER
Number of aircraft under financial leases	1	1
NBB Rio de Janeiro Lease CO and Brasilia Lease LLC (BBAM) [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	200
Number of aircraft under financial leases	1	1
NBB Sao Paulo Lease CO. Limited (BBAM) [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	200
Number of aircraft under financial leases	1	1
Osprey Leasing Limited [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	100
Number of aircraft under financial leases	8	8
Patagon Leasing Limited [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	100
Number of aircraft under financial leases	3
Petrel Leasing LLC [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300ER
Number of aircraft under financial leases	1	1
Pilpilen Leasing Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	200
Number of aircraft under financial leases		4
Pochard Leasing LLC [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300ER
Number of aircraft under financial leases	2	2
Quetro Leasing LLC [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300ER
Number of aircraft under financial leases	3	3
SG Infraestructure Italia S.R.L. [Member] | Boeing 777 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300ER
Number of aircraft under financial leases	1	1
SL Alcyone LT D (Showa) [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	200
Number of aircraft under financial leases	1	1
Torcaza Leasing Limited [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	200
Number of aircraft under financial leases	8
Tricahue Leasing LLC [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	300ER
Number of aircraft under financial leases	3	3
WACAPOULEASING S.A. [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	200
Number of aircraft under financial leases	1	1
Wells Fargo Bank North National Association [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model	100
Number of aircraft under financial leases	1